Note 16 - Stock-Based Compensation Plans (Details) (USD $)	12 Months Ended								13 Months Ended			12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2014 Less Than [Member]	Jan. 31, 2013 Less Than [Member]	Jan. 31, 2014 Performance Shares [Member]	Jan. 31, 2014 Employee Stock Option [Member]	Jan. 31, 2014 Restricted Stock Units (RSUs) [Member]	Jan. 31, 2014 Deferred Share Unit Plan [Member]	Jan. 31, 2013 Deferred Share Unit Plan [Member]	Jan. 31, 2012 Deferred Share Unit Plan [Member]	Jan. 31, 2014 Cash-Settled Restricted Share Unit [Member]	Jan. 31, 2013 Cash-Settled Restricted Share Unit [Member]	Jan. 31, 2012 Cash-Settled Restricted Share Unit [Member]
Note 16 - Stock-Based Compensation Plans (Details) [Line Items]
Allocated Share-based Compensation Expense	$ 2,523,000	$ 1,278,000	$ 1,213,000			$ 300,000
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost	200,000	400,000
Employee Service Share-Based Compensation Tax Expense From Options Exercised	200,000			100,000	100,000
(in Shares)	300,000	340,840
Cash Settlement of Stock Options	1,400,000	1,500,000
Common Shares Settlement of Stock Options	100,000	500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)	1,139,853		2,510,161
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)							250,813
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized						900,000	200,000	600,000				1,000,000	1,300,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						1 year 146 days	1 year	1 year 219 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	300,000							1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	0	1	1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 2.73	$ 2.18
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	9,400,000	700,000	2,900,000
ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsSettledInPeriodTotalIntrinsicValue	1,500,000	2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value						800,000
Deferred Share Units Outstanding Number (in Shares)	145,303	102,821							145,303
Deferred Compensation Share-based Arrangements, Liability, Current and Noncurrent									2,100,000	1,000,000		1,200,000	1,000,000
Deferred Share Units Compensation Expense									1,100,000	100,000	100,000
Cash Settled Restricted Share Units Compensation Expense												$ 1,200,000	$ 1,300,000	$ 1,500,000